Vessels - Operating vessels and drydock rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,002,888	$ 4,008,158
Impairment loss (reversal of impairment loss) recognised in profit or loss	(14,207)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,905,976	4,720,468	$ 4,555,454
Additions other than through business combinations, property, plant and equipment	203,205	190,421
Write-Offs, Property, Plant, And Equipment	(17,697)	(25,407)
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(903,088)	(712,310)	(557,665)
Depreciation, property, plant and equipment	(194,268)	(180,052)
Write-Offs, Property, Plant, And Equipment	17,697	25,407
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,924,147	3,946,359
Vessels [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,773,502	4,611,945	4,469,102
Additions other than through business combinations, property, plant and equipment	162,404	145,150
Write-Offs, Property, Plant, And Equipment	(847)	(2,307)
Vessels [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(849,355)	(665,586)	(506,443)
Depreciation, property, plant and equipment	(170,409)	(161,450)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(14,207)
Write-Offs, Property, Plant, And Equipment	847	2,307
Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	78,741	61,799
Drydock [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	132,474	108,523	86,352
Additions other than through business combinations, property, plant and equipment	40,801	45,271
Write-Offs, Property, Plant, And Equipment	(16,850)	(23,100)
Drydock [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(53,733)	(46,724)	$ (51,222)
Depreciation, property, plant and equipment	(23,859)	(18,602)
Impairment loss (reversal of impairment loss) recognised in profit or loss	0
Write-Offs, Property, Plant, And Equipment	$ 16,850	$ 23,100